INCOME TAXES (Details 4) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income before income taxes, as per the statement of operations	$ 30,169	$ 54,506	$ 48,573
Statutory tax rate in Israel	26.50%	25.00%	25.00%
Theoretical tax expense	7,995	13,627	12,143
Reconciliation:
Non-deductible expenses	267	810	1,965
Effect of different tax rates	848	813	547
Deferred taxes on current losses (utilization of carry forward losses) and temporary differences for which a valuation allowance was provided, net	1,032	(183)	(761)
Effect of change in Israel tax rates	0	(677)	0
Prior year losses and temporary differences for which deferred taxes were recorded, net	0	(1,110)	(4,179)
Uncertain tax position	33	(3,560)	(1,260)
Taxes in respect of prior years	193	(638)	(2,456)
Other	(294)	(354)	146
Income taxes as per the statement of operations	$ 10,074	$ 8,728	$ 6,145
Effective tax rate - in %	33.40%	16.00%	12.70%